PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Australia : 7.4%
23,395
Ampol Ltd.
$ 493,493
0.0
297,056
ANZ Group Holdings Ltd.
6,242,887
0.4
126,689
APA Group
678,003
0.0
56,132
Aristocrat Leisure Ltd.
2,266,295
0.1
19,140
ASX Ltd.
844,169
0.1
500,647
BHP Group Ltd. - Class DI
15,543,118
0.9
43,509
BlueScope Steel Ltd.
664,159
0.0
137,480
Brambles Ltd.
1,804,527
0.1
35,371
CAR Group Ltd.
914,917
0.1
6,465
Cochlear Ltd.
1,258,087
0.1
132,224
Coles Group Ltd.
1,648,366
0.1
165,211  Commonwealth Bank of
Australia
15,410,144
0.9
52,548
Computershare Ltd.
916,059
0.1
47,705
CSL Ltd.
9,423,308
0.5
105,594
Dexus
550,953
0.0
150,280  Endeavour Group Ltd./
Australia
519,687
0.0
167,171  Fortescue Metals Group
Ltd.
2,357,869
0.1
168,734
Goodman Group
4,304,225
0.3
189,100
GPT Group
648,388
0.0
234,434  Insurance Australia Group
Ltd.
1,191,402
0.1
219,722
(1)
Lottery Corp. Ltd.
774,569
0.1
35,827
Macquarie Group Ltd.
5,732,720
0.3
271,867
Medibank Pvt Ltd.
685,906
0.0
17,460
Mineral Resources Ltd.
622,509
0.0
388,188
Mirvac Group
574,191
0.0
305,340  National Australia Bank
Ltd.
7,905,322
0.5
113,444  Northern Star Resources
Ltd.
1,242,690
0.1
48,076
Orica Ltd.
614,118
0.0
170,065
Origin Energy Ltd.
1,178,052
0.1
282,287
(1)(2)
Pilbara Minerals Ltd.
634,940
0.0
5,670
Pro Medicus Ltd.
697,887
0.0
78,853
(2)
Qantas Airways Ltd.
402,503
0.0
148,313
QBE Insurance Group Ltd.
1,693,512
0.1
18,145
Ramsay Health Care Ltd.
520,828
0.0
5,217
(1)
REA Group Ltd.
721,933
0.0
22,197
Reece Ltd.
435,305
0.0
36,645
Rio Tinto Ltd.
3,241,073
0.2
320,611
Santos Ltd.
1,553,489
0.1
512,842
Scentre Group
1,289,228
0.1
35,224
(1)
SEEK Ltd.
602,969
0.0
20,089  Seven Group Holdings
Ltd.
593,276
0.0
45,053
Sonic Healthcare Ltd.
847,386
0.1
447,115
South32 Ltd. - Class DI
1,146,808
0.1
235,655
Stockland
849,970
0.1
125,599
Suncorp Group Ltd.
1,568,383
0.1
399,217
Telstra Group Ltd.
1,068,513
0.1
305,251
Transurban Group
2,757,960
0.2
80,102  Treasury Wine Estates
Ltd.
661,276
0.0
381,979
Vicinity Ltd.
581,994
0.0
23,162  Washington H Soul
Pattinson & Co. Ltd.
554,791
0.0
112,022
Wesfarmers Ltd.
5,439,871
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
341,816
Westpac Banking Corp.
$ 7,469,515
0.4
16,458
WiseTech Global Ltd.
1,558,509
0.1
187,439  Woodside Energy Group
Ltd. (WDS)
3,230,922
0.2
120,592
Woolworths Group Ltd.
2,771,106
0.2
129,904,080
7.4
Austria : 0.2%
33,241
Erste Group Bank AG
1,821,560
0.1
43,575
Mondi PLC QX
831,217
0.1
14,538
OMV AG
621,939
0.0
6,722
(1)
Verbund AG
556,166
0.0
10,576
voestalpine AG
274,810
0.0
4,105,692
0.2
Belgium : 0.8%
15,773
Ageas SA
841,635
0.1
88,707
Anheuser-Busch InBev SA
5,878,378
0.3
2,109
(1)
D'ieteren Group
446,587
0.0
2,887
(1)
Elia Group SA
329,956
0.0
8,197  Groupe Bruxelles Lambert
NV
638,747
0.1
22,657
KBC Group NV
1,802,549
0.1
40
(1)
Lotus Bakeries NV
536,766
0.0
1,513
(1)
Sofina SA
427,585
0.0
7,316
(1)
Syensqo SA
648,329
0.1
12,481
UCB SA
2,253,037
0.1
17,674  Warehouses De Pauw
CVA
471,628
0.0
14,275,197
0.8
Chile : 0.1%
38,928
Antofagasta PLC
1,049,300
0.1
Denmark : 3.3%
298  AP Moller - Maersk A/S -
Class A
482,970
0.0
450  AP Moller - Maersk A/S -
Class B
757,253
0.0
9,430
Carlsberg AS - Class B
1,122,893
0.1
12,450
Coloplast A/S - Class B
1,622,802
0.1
68,090
Danske Bank A/S
2,048,060
0.1
9,767
(2)
Demant A/S
380,241
0.0
16,900
(1)
DSV A/S
3,478,190
0.2
6,202
(2)
Genmab A/S
1,503,575
0.1
317,930  Novo Nordisk A/S - Class
B
37,710,161
2.2
34,785
Novozymes A/S - Class B
2,504,361
0.1
18,674
(1)(2)(3)
Orsted AS
1,236,824
0.1
8,095
Pandora A/S
1,334,202
0.1
923
Rockwool A/S - Class B
433,308
0.0
33,467
Tryg A/S
793,663
0.1
99,691
(2)
Vestas Wind Systems A/S
2,193,571
0.1
6,308
(2)
Zealand Pharma A/S
767,504
0.0
58,369,578
3.3
Finland : 1.0%
14,041
Elisa Oyj
744,378
0.1
44,288
(1)
Fortum Oyj
728,774
0.0
26,963
(1)
Kesko Oyj - Class B
575,245
0.0
33,553
Kone Oyj - Class B
2,007,196
0.1
61,375
(1)
Metso Oyj
656,249
0.0
41,764
(1)
Neste Oyj
811,395
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland (continued)
526,441
Nokia Oyj
$ 2,298,536
0.1
12,451
Nordea Bank Abp - EUR
146,987
0.0
299,004
Nordea Bank Abp - SEK
3,528,170
0.2
10,652
Orion Oyj - Class B
583,666
0.0
49,587
Sampo Oyj - Class A
2,312,761
0.1
57,463
(1)
Stora Enso Oyj - Class R
735,188
0.1
52,689
(1)
UPM-Kymmene Oyj
1,763,738
0.1
49,651
Wartsila Oyj Abp
1,111,027
0.1
18,003,310
1.0
France : 11.0%
19,240
Accor SA
836,363
0.1
3,400
Aeroports de Paris
436,654
0.0
57,071
Air Liquide SA
11,021,013
0.6
58,659
Airbus SE
8,585,131
0.5
34,169
(2)
Alstom SA
709,925
0.0
6,027
(3)
Amundi SA
450,500
0.0
5,556
Arkema SA
529,203
0.0
179,389
AXA SA
6,905,927
0.4
4,067
BioMerieux
487,428
0.0
100,467
BNP Paribas SA
6,894,229
0.4
70,390
(1)
Bollore SE
469,861
0.0
18,719
Bouygues SA
626,548
0.0
31,363
Bureau Veritas SA
1,040,519
0.1
15,335
Capgemini SE
3,310,842
0.2
53,542
(1)
Carrefour SA
912,970
0.1
44,749
Cie de Saint-Gobain
4,081,229
0.2
67,050  Cie Generale des
Etablissements Michelin
SCA
2,723,126
0.2
5,510
Covivio SA/France
335,318
0.0
104,548
Credit Agricole SA
1,598,844
0.1
63,729
Danone SA
4,641,996
0.3
1,948
Dassault Aviation SA
402,240
0.0
66,063
Dassault Systemes SE
2,624,079
0.2
24,639
Edenred
933,219
0.1
7,256
Eiffage SA
700,682
0.0
180,303
Engie SA
3,117,842
0.2
29,344
EssilorLuxottica SA
6,952,322
0.4
4,482
Eurazeo SE
368,702
0.0
4,516
Gecina SA
519,971
0.0
29,862
Getlink SE
532,639
0.0
3,126
Hermes International
7,697,340
0.4
3,703
Ipsen SA
456,138
0.0
7,349
Kering SA
2,115,431
0.1
21,239
Klepierre SA
695,918
0.0
10,313
(3)
La Francaise des Jeux
SAEM
424,376
0.0
25,921
Legrand SA
2,986,256
0.2
23,754
L'Oreal SA
10,654,563
0.6
27,155  LVMH Moet Hennessy
Louis Vuitton SE
20,824,556
1.2
183,815
Orange SA
2,105,220
0.1
20,077
(1)
Pernod Ricard SA
3,037,503
0.2
22,594
Publicis Groupe SA
2,472,610
0.2
18,975
Renault SA
824,899
0.1
22,340
Rexel SA
647,564
0.0
33,742
Safran SA
7,940,282
0.5
112,510
Sanofi
12,954,347
0.7
2,882
Sartorius Stedim Biotech
603,431
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
53,977
Schneider Electric SE
$ 14,228,789
0.8
2,445
SEB SA
279,086
0.0
71,341
Societe Generale SA
1,777,769
0.1
8,734
Sodexo SA
716,045
0.1
66,839
STMicroelectronics NV
1,996,107
0.1
5,370
Teleperformance
555,530
0.0
9,338
Thales SA
1,484,103
0.1
213,023
TotalEnergies SE
13,832,747
0.8
11,694
(1)
Unibail-Rodamco-Westfield
1,024,195
0.1
68,099
Veolia Environnement SA
2,242,047
0.1
49,382
Vinci SA
5,772,598
0.3
71,169
Vivendi SE
823,299
0.1
193,922,071
11.0
Germany : 8.5%
15,992
adidas AG
4,237,674
0.2
38,669
Allianz SE
12,718,997
0.7
88,107
BASF SE
4,669,934
0.3
96,982
Bayer AG
3,281,075
0.2
31,480  Bayerische Motoren
Werke AG
2,783,988
0.2
8,041
Bechtle AG
359,691
0.0
9,896
Beiersdorf AG
1,489,547
0.1
12,828
Brenntag SE
957,516
0.1
3,951  Carl Zeiss Meditec AG -
Class BR
313,450
0.0
99,405
Commerzbank AG
1,833,474
0.1
10,859
Continental AG
703,707
0.0
18,658
(2)(3)
Covestro AG
1,162,779
0.1
6,160  CTS Eventim AG & Co.
KGaA
641,415
0.0
48,744
Daimler Truck Holding AG
1,830,211
0.1
18,840
(2)(3)
Delivery Hero SE
762,447
0.1
187,066
Deutsche Bank AG
3,238,433
0.2
18,756
Deutsche Boerse AG
4,403,330
0.3
58,739
(1)
Deutsche Lufthansa AG
430,228
0.0
100,691
Deutsche Post AG, Reg
4,491,500
0.3
344,574  Deutsche Telekom AG,
Reg
10,119,898
0.6
221,632
E.ON SE
3,300,536
0.2
25,301
Evonik Industries AG
592,282
0.0
20,275  Fresenius Medical Care
AG & Co. KGaA
861,521
0.1
41,701
(2)
Fresenius SE & Co. KGaA
1,590,926
0.1
15,311
GEA Group AG
750,953
0.0
5,952
Hannover Rueck SE
1,699,058
0.1
13,480
Heidelberg Materials AG
1,468,512
0.1
10,259
Henkel AG & Co. KGaA
872,143
0.1
128,917
Infineon Technologies AG
4,526,016
0.3
7,161
Knorr-Bremse AG
638,081
0.0
7,351
LEG Immobilien SE
769,604
0.1
73,928
Mercedes-Benz Group AG
4,790,482
0.3
12,758
Merck KGaA
2,252,185
0.1
5,313
MTU Aero Engines AG
1,660,465
0.1
13,204  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
7,276,003
0.4
5,701
Nemetschek SE
592,562
0.0
10,365
Puma SE
433,424
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
505
Rational AG
$ 515,580
0.0
4,300
Rheinmetall AG
2,337,596
0.1
62,415
RWE AG
2,273,958
0.1
103,083
SAP SE
23,578,485
1.3
7,404
(3)
Scout24 SE
637,470
0.0
75,025
Siemens AG, Reg
15,178,180
0.9
63,124
(2)
Siemens Energy AG
2,330,535
0.1
27,838
(3)
Siemens Healthineers AG
1,671,973
0.1
13,108
Symrise AG
1,814,013
0.1
6,373
Talanx AG
537,212
0.0
73,107
Vonovia SE
2,668,891
0.2
22,143
(2)(3)
Zalando SE
731,870
0.0
148,779,810
8.5
Hong Kong : 2.1%
1,100,000
AIA Group Ltd.
9,606,143
0.6
365,500  BOC Hong Kong Holdings
Ltd.
1,157,998
0.1
190,500
CK Asset Holdings Ltd.
829,358
0.1
264,500  CK Hutchison Holdings
Ltd.
1,499,640
0.1
59,000  CK Infrastructure Holdings
Ltd.
401,373
0.0
3,000  CK Infrastructure Holdings
Ltd.
20,409
0.0
162,000
CLP Holdings Ltd.
1,416,270
0.1
5,499
(2)
Futu Holdings Ltd., ADR
525,979
0.0
216,000  Galaxy Entertainment
Group Ltd.
1,066,649
0.1
75,100
Hang Seng Bank Ltd.
934,407
0.1
143,000  Henderson Land
Development Co. Ltd.
452,845
0.0
372,000  HKT Trust & HKT Ltd. -
Stapled Security
475,469
0.0
1,105,000  Hong Kong & China Gas
Co. Ltd.
902,545
0.1
118,900  Hong Kong Exchanges &
Clearing Ltd.
4,857,108
0.3
108,300  Hongkong Land Holdings
Ltd.
397,936
0.0
15,800  Jardine Matheson
Holdings Ltd.
616,200
0.0
252,100
Link REIT
1,256,784
0.1
153,500
MTR Corp. Ltd.
573,812
0.0
136,500  Power Assets Holdings
Ltd.
870,114
0.1
270,790
Prudential PLC
2,512,189
0.1
382,000
Sino Land Co. Ltd.
417,178
0.0
132,000  SITC International
Holdings Co. Ltd.
354,070
0.0
143,000  Sun Hung Kai Properties
Ltd.
1,549,384
0.1
41,500
Swire Pacific Ltd. - Class A
353,884
0.0
135,500  Techtronic Industries Co.
Ltd.
2,022,801
0.1
823,500
(3)
WH Group Ltd.
648,588
0.0
105,000
(1)
Wharf Holdings Ltd.
298,146
0.0
164,000  Wharf Real Estate
Investment Co. Ltd.
572,743
0.0
36,590,022
2.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Ireland : 0.8%
19,150
AerCap Holdings NV
$ 1,813,888
0.1
179,210
AIB Group PLC
1,026,573
0.0
100,416  Bank of Ireland Group
PLC
1,121,400
0.1
9,761
DCC PLC
666,378
0.0
90,715
Experian PLC
4,777,934
0.3
42,774
(2)
James Hardie Industries
PLC
1,699,732
0.1
15,341
Kerry Group PLC - Class A
1,589,765
0.1
15,292
Kingspan Group PLC
1,434,227
0.1
14,129,897
0.8
Israel : 0.8%
4,167
Azrieli Group Ltd.
290,589
0.0
125,455
Bank Hapoalim BM
1,257,449
0.1
149,506
Bank Leumi Le-Israel BM
1,464,103
0.1
8,766
(2)
Check Point Software
Technologies Ltd.
1,690,172
0.1
4,259
(2)
CyberArk Software Ltd.
1,241,967
0.1
2,620
Elbit Systems Ltd.
521,373
0.0
9,891
(2)
Global-e Online Ltd.
380,210
0.0
75,966
ICL Group Ltd.
323,340
0.0
122,120  Israel Discount Bank Ltd.
- Class A
684,180
0.0
15,300
Mizrahi Tefahot Bank Ltd.
597,965
0.0
3,685
(2)
Monday.com Ltd.
1,023,582
0.1
6,265
(2)
Nice Ltd.
1,089,237
0.1
110,600
(2)
Teva Pharmaceutical
Industries Ltd., ADR
1,993,012
0.1
5,219
(2)
Wix.com Ltd.
872,460
0.1
13,429,639
0.8
Italy : 2.5%
12,224
(1)
Amplifon SpA
351,815
0.0
100,686  Assicurazioni Generali
SpA
2,914,129
0.2
127,138
Banco BPM SpA
859,003
0.0
60,774
(1)
Davide Campari-Milano
NV
515,156
0.0
2,197
(1)
DiaSorin SpA
256,888
0.0
802,900
Enel SpA
6,413,419
0.4
226,965
Eni SpA
3,453,856
0.2
12,443
Ferrari NV
5,830,816
0.3
60,316  FinecoBank Banca Fineco
SpA
1,035,143
0.1
32,994
(1)(3)
Infrastrutture Wireless
Italiane SpA
405,808
0.0
1,443,860
Intesa Sanpaolo SpA
6,180,741
0.4
39,951
Leonardo SpA
894,157
0.1
50,066
(1)
Mediobanca Banca di
Credito Finanziario SpA
855,449
0.0
21,702
(1)
Moncler SpA
1,379,744
0.1
57,978
(1)(2)(3)
Nexi SpA
393,916
0.0
45,127
(3)
Poste Italiane SpA
633,726
0.0
26,683
Prysmian SpA
1,941,419
0.1
10,322  Recordati Industria
Chimica e Farmaceutica
SpA
584,084
0.0
199,064
(1)
Snam SpA
1,013,983
0.1
978,231
(1)(2)
Telecom Italia SpA/Milano
271,978
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
138,894
(1)
Terna - Rete Elettrica
Nazionale
$ 1,250,998
0.1
145,438
UniCredit SpA
6,384,976
0.4
43,821,204
2.5
Japan : 22.1%
75,600
Advantest Corp.
3,555,564
0.2
64,600
Aeon Co. Ltd.
1,754,556
0.1
19,300
AGC, Inc.
626,289
0.0
52,200
Aisin Corp.
580,026
0.0
46,100
Ajinomoto Co., Inc.
1,784,158
0.1
15,700
(1)
ANA Holdings, Inc.
336,187
0.0
142,500
Asahi Group Holdings Ltd.
1,867,743
0.1
123,800
Asahi Kasei Corp.
938,576
0.1
67,500
Asics Corp.
1,418,049
0.1
178,600
Astellas Pharma, Inc.
2,064,146
0.1
58,800  Bandai Namco Holdings,
Inc.
1,341,709
0.1
56,400
Bridgestone Corp.
2,178,049
0.1
22,800
Brother Industries Ltd.
447,163
0.0
92,200
Canon, Inc.
3,036,634
0.2
34,200
Capcom Co. Ltd.
797,685
0.1
76,300
Central Japan Railway Co.
1,761,772
0.1
52,000
Chiba Bank Ltd.
422,673
0.0
63,600  Chubu Electric Power Co.,
Inc.
747,437
0.0
66,300  Chugai Pharmaceutical
Co. Ltd.
3,213,634
0.2
103,700  Concordia Financial Group
Ltd.
578,850
0.0
38,400  Dai Nippon Printing Co.
Ltd.
685,642
0.0
31,900
Daifuku Co. Ltd.
617,514
0.0
89,300
Dai-ichi Life Holdings, Inc.
2,317,099
0.1
182,600
Daiichi Sankyo Co. Ltd.
6,031,709
0.4
26,000
Daikin Industries Ltd.
3,649,387
0.2
5,800  Daito Trust Construction
Co. Ltd.
706,475
0.0
55,300  Daiwa House Industry Co.
Ltd.
1,740,622
0.1
131,700
(1)
Daiwa Securities Group,
Inc.
934,104
0.1
186,700
Denso Corp.
2,806,362
0.2
20,000
Dentsu Group, Inc.
616,438
0.0
9,100
Disco Corp.
2,397,192
0.1
89,600
East Japan Railway Co.
1,778,200
0.1
24,900
Eisai Co. Ltd.
928,146
0.1
284,400
ENEOS Holdings, Inc.
1,557,137
0.1
93,600
FANUC Corp.
2,749,071
0.2
18,800
Fast Retailing Co. Ltd.
6,237,787
0.4
13,300
Fuji Electric Co. Ltd.
805,890
0.1
110,500
FUJIFILM Holdings Corp.
2,860,506
0.2
163,600
Fujitsu Ltd.
3,363,522
0.2
27,600
Hamamatsu Photonics KK
360,131
0.0
22,500  Hankyu Hanshin Holdings,
Inc.
695,061
0.0
1,800
Hikari Tsushin, Inc.
400,895
0.0
10,600
(1)
Hitachi Construction
Machinery Co. Ltd.
259,807
0.0
457,700
Hitachi Ltd.
12,136,986
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
443,000
Honda Motor Co. Ltd.
$ 4,729,620
0.3
10,700
Hoshizaki Corp.
372,636
0.0
34,600
Hoya Corp.
4,792,223
0.3
37,700
Hulic Co. Ltd.
383,767
0.0
11,800
Ibiden Co. Ltd.
364,702
0.0
96,200
Idemitsu Kosan Co. Ltd.
697,579
0.0
93,200
Inpex Corp.
1,261,814
0.1
59,300
Isuzu Motors Ltd.
808,566
0.1
117,300
ITOCHU Corp.
6,321,895
0.4
14,200
(1)
Japan Airlines Co. Ltd.
248,352
0.0
98,000  Japan Exchange Group,
Inc.
1,273,639
0.1
142,800
Japan Post Bank Co. Ltd.
1,340,501
0.1
189,900  Japan Post Holdings Co.
Ltd.
1,820,980
0.1
18,800  Japan Post Insurance Co.
Ltd.
345,283
0.0
126  Japan Real Estate
Investment Corp.
500,926
0.0
118,500
Japan Tobacco, Inc.
3,455,312
0.2
56,800
JFE Holdings, Inc.
763,630
0.1
39,100
Kajima Corp.
732,859
0.0
69,500  Kansai Electric Power Co.,
Inc.
1,151,814
0.1
46,000
Kao Corp.
2,273,625
0.1
38,800
(1)
Kawasaki Kisen Kaisha
Ltd.
604,873
0.0
151,500
KDDI Corp.
4,853,682
0.3
12,700  Keisei Electric Railway
Co. Ltd.
378,624
0.0
19,200
Keyence Corp.
9,201,834
0.5
67,000
Kikkoman Corp.
762,228
0.0
76,700
Kirin Holdings Co. Ltd.
1,168,898
0.1
14,800
Kobe Bussan Co. Ltd.
461,586
0.0
13,900
(1)
Kokusai Electric Corp.
313,425
0.0
91,300
Komatsu Ltd.
2,555,919
0.2
9,900
Konami Group Corp.
1,009,587
0.1
98,700
Kubota Corp.
1,409,282
0.1
126,700
Kyocera Corp.
1,480,769
0.1
24,000
Kyowa Kirin Co. Ltd.
423,521
0.0
7,900
Lasertec Corp.
1,317,141
0.1
43,300
M3, Inc.
433,605
0.0
23,500
Makita Corp.
793,867
0.1
140,700
Marubeni Corp.
2,324,624
0.1
33,700
MatsukiyoCocokara & Co.
555,219
0.0
55,800
Mazda Motor Corp.
426,342
0.0
8,500
(1)
McDonald's Holdings Co.
Japan Ltd.
405,004
0.0
23,200
MEIJI Holdings Co. Ltd.
580,288
0.0
35,800
MINEBEA MITSUMI, Inc.
707,639
0.0
133,800  Mitsubishi Chemical Group
Corp.
860,659
0.1
330,000
Mitsubishi Corp.
6,857,352
0.4
187,700
Mitsubishi Electric Corp.
3,044,672
0.2
112,900
Mitsubishi Estate Co. Ltd.
1,783,176
0.1
79,600
Mitsubishi HC Capital, Inc.
565,329
0.0
316,400  Mitsubishi Heavy
Industries Ltd.
4,728,281
0.3
1,096,100  Mitsubishi UFJ Financial
Group, Inc.
11,255,414
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
254,000
Mitsui & Co. Ltd.
$ 5,680,466
0.3
16,800
Mitsui Chemicals, Inc.
448,763
0.0
263,600
Mitsui Fudosan Co. Ltd.
2,483,865
0.1
34,000
(1)
Mitsui OSK Lines Ltd.
1,177,101
0.1
238,100  Mizuho Financial Group,
Inc.
4,921,726
0.3
24,600
MonotaRO Co. Ltd.
410,205
0.0
127,000  MS&AD Insurance Group
Holdings, Inc.
2,985,032
0.2
167,000  Murata Manufacturing Co.
Ltd.
3,304,717
0.2
24,200
NEC Corp.
2,336,906
0.1
33,200
Nexon Co. Ltd.
659,747
0.0
82,400
NIDEC Corp.
1,734,775
0.1
102,600
Nintendo Co. Ltd.
5,484,114
0.3
755
Nippon Building Fund, Inc.
691,826
0.0
93,600  Nippon Paint Holdings
Co. Ltd.
712,851
0.0
223
(1)
Nippon Prologis REIT, Inc.
381,985
0.0
17,100  Nippon Sanso Holdings
Corp.
627,621
0.0
85,500
(1)
Nippon Steel Corp.
1,916,237
0.1
2,949,800  Nippon Telegraph &
Telephone Corp.
3,024,092
0.2
45,500
(1)
Nippon Yusen KK
1,671,286
0.1
231,600
(1)
Nissan Motor Co. Ltd.
657,891
0.0
19,700  Nissin Foods Holdings
Co. Ltd.
550,502
0.0
7,900
Nitori Holdings Co. Ltd.
1,176,171
0.1
70,500
Nitto Denko Corp.
1,186,393
0.1
296,700
Nomura Holdings, Inc.
1,548,473
0.1
10,800  Nomura Real Estate
Holdings, Inc.
290,985
0.0
37,300  Nomura Research Institute
Ltd.
1,384,266
0.1
62,300
NTT Data Group Corp.
1,121,256
0.1
64,100
Obayashi Corp.
816,868
0.1
32,000
Obic Co. Ltd.
1,122,696
0.1
116,300
Olympus Corp.
2,210,782
0.1
17,300
Omron Corp.
790,951
0.1
36,900
(1)
Ono Pharmaceutical Co.
Ltd.
495,321
0.0
3,800
Oracle Corp. Japan
392,326
0.0
107,700  Oriental Land Co. Ltd./
Japan
2,785,918
0.2
113,900
ORIX Corp.
2,665,130
0.2
36,400
Osaka Gas Co. Ltd.
820,897
0.1
22,400
Otsuka Corp.
553,211
0.0
41,300
Otsuka Holdings Co. Ltd.
2,345,804
0.1
37,600  Pan Pacific International
Holdings Corp.
976,992
0.1
230,200
Panasonic Holdings Corp.
2,022,251
0.1
148,500
(2)
Rakuten Group, Inc.
958,183
0.1
146,600
Recruit Holdings Co. Ltd.
8,906,303
0.5
166,200
Renesas Electronics Corp.
2,412,006
0.1
207,000
Resona Holdings, Inc.
1,450,469
0.1
53,900
(1)
Ricoh Co. Ltd.
584,950
0.0
33,900
(1)
Rohm Co. Ltd.
381,906
0.0
26,800
SBI Holdings, Inc.
620,220
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
8,000  SCREEN Holdings Co.
Ltd.
$ 562,572
0.0
15,400
SCSK Corp.
319,306
0.0
41,400
Secom Co. Ltd.
1,531,347
0.1
28,500
Seiko Epson Corp.
527,212
0.0
37,400
Sekisui Chemical Co. Ltd.
584,777
0.0
58,900
Sekisui House Ltd.
1,635,399
0.1
219,700  Seven & i Holdings Co.
Ltd.
3,308,166
0.2
31,400
SG Holdings Co. Ltd.
336,776
0.0
23,300
Shimadzu Corp.
779,305
0.1
7,500
Shimano, Inc.
1,427,759
0.1
177,800  Shin-Etsu Chemical Co.
Ltd.
7,430,333
0.4
74,700
Shionogi & Co. Ltd.
1,070,764
0.1
39,500
Shiseido Co. Ltd.
1,074,270
0.1
43,100  Shizuoka Financial Group,
Inc.
375,930
0.0
5,700
SMC Corp.
2,549,157
0.2
2,819,000
SoftBank Corp.
3,680,460
0.2
101,600
SoftBank Group Corp.
6,026,529
0.3
92,900
Sompo Holdings, Inc.
2,094,041
0.1
616,500
Sony Group Corp.
11,977,112
0.7
59,500
Subaru Corp.
1,052,623
0.1
34,400
SUMCO Corp.
372,068
0.0
102,600
Sumitomo Corp.
2,303,991
0.1
70,500  Sumitomo Electric
Industries Ltd.
1,144,757
0.1
24,300  Sumitomo Metal Mining
Co. Ltd.
729,252
0.0
370,500  Sumitomo Mitsui Financial
Group, Inc.
7,916,334
0.5
64,300  Sumitomo Mitsui Trust
Holdings, Inc.
1,539,017
0.1
28,200  Sumitomo Realty &
Development Co. Ltd.
954,585
0.1
13,700  Suntory Beverage & Food
Ltd.
515,859
0.0
155,200
Suzuki Motor Corp.
1,747,535
0.1
49,700
Sysmex Corp.
983,749
0.1
48,300
T&D Holdings, Inc.
851,568
0.1
16,400
Taisei Corp.
720,167
0.0
157,100  Takeda Pharmaceutical
Co. Ltd.
4,526,615
0.3
192,000
TDK Corp.
2,452,672
0.1
132,400
Terumo Corp.
2,508,250
0.1
21,000
TIS, Inc.
536,061
0.0
11,000
Toho Co. Ltd./Tokyo
446,154
0.0
185,500
Tokio Marine Holdings, Inc.
6,840,210
0.4
150,700
(2)
Tokyo Electric Power Co.
Holdings, Inc.
668,365
0.0
44,200
Tokyo Electron Ltd.
7,882,439
0.5
35,600
Tokyo Gas Co. Ltd.
829,235
0.1
49,300
Tokyu Corp.
638,431
0.0
23,600
TOPPAN Holdings, Inc.
702,391
0.0
136,900
Toray Industries, Inc.
808,506
0.1
13,900
TOTO Ltd.
517,045
0.0
14,500
Toyota Industries Corp.
1,124,367
0.1
1,013,500
Toyota Motor Corp.
18,216,662
1.0
62,900
Toyota Tsusho Corp.
1,150,045
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
12,500
Trend Micro, Inc./Japan
$ 742,192
0.0
39,800
Unicharm Corp.
1,433,827
0.1
43,400
West Japan Railway Co.
824,226
0.1
25,200
(1)
Yakult Honsha Co. Ltd.
583,601
0.0
83,000
Yamaha Motor Co. Ltd.
747,507
0.0
23,700
Yaskawa Electric Corp.
829,652
0.1
22,500
Yokogawa Electric Corp.
576,559
0.0
263,900
Z Holdings Corp.
769,215
0.1
9,500
Zensho Holdings Co. Ltd.
526,357
0.0
13,300
(1)
ZOZO, Inc.
483,184
0.0
388,358,070
22.1
Jordan : 0.0%
16,338  Hikma Pharmaceuticals
PLC
418,085
0.0
Luxembourg : 0.2%
46,303
ArcelorMittal SA
1,212,429
0.1
13,335
Eurofins Scientific SE
845,456
0.1
46,616
Tenaris SA
739,886
0.0
2,797,771
0.2
Macao : 0.0%
238,400
(2)
Sands China Ltd.
600,361
0.0
Netherlands : 4.8%
45,230
(3)
ABN AMRO Bank NV
817,391
0.0
2,146
(2)(3)
Adyen NV
3,359,827
0.2
133,621
(1)
Aegon Ltd.
858,266
0.0
16,844
(1)
Akzo Nobel NV
1,189,883
0.1
5,867
(1)(2)
Argenx SE
3,172,235
0.2
4,635
ASM International, N.V.
3,057,992
0.2
39,446
ASML Holding NV
32,813,629
1.9
15,646
(1)
ASR Nederland NV
767,006
0.0
7,610
(1)
BE Semiconductor
Industries NV
970,586
0.1
7,930
(3)
Euronext NV
860,780
0.1
9,817
EXOR NV
1,052,423
0.1
12,795
Heineken Holding NV
966,674
0.1
28,431
Heineken NV
2,523,830
0.1
5,626
(1)
IMCD NV
977,322
0.1
326,100
ING Groep NV
5,916,449
0.3
12,030
(1)
JDE Peet's NV
251,218
0.0
92,687  Koninklijke Ahold Delhaize
NV
3,201,511
0.2
389,678
Koninklijke KPN NV
1,591,559
0.1
78,933
(2)
Koninklijke Philips, N.V.
2,587,872
0.1
26,728
NN Group NV
1,333,626
0.1
10,375
(1)
OCI NV
295,787
0.0
139,939
Prosus NV
6,115,662
0.3
10,654
(1)
Randstad NV
529,357
0.0
208,904
Stellantis NV (STLAM)
2,892,916
0.2
81,261
(1)
Universal Music Group NV
2,125,891
0.1
24,533
Wolters Kluwer NV
4,138,031
0.2
84,367,723
4.8
New Zealand : 0.3%
146,851  Auckland International
Airport Ltd.
696,909
0.1
57,820  Fisher & Paykel
Healthcare Corp. Ltd.
1,281,646
0.1
68,431
Mercury NZ Ltd.
281,087
0.0
127,068
(1)
Meridian Energy Ltd.
479,074
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand (continued)
178,105
Spark New Zealand Ltd.
$ 342,845
0.0
14,316
(2)
Xero Ltd.
1,479,782
0.1
4,561,343
0.3
Norway : 0.6%
31,196
Aker BP ASA
667,689
0.0
88,403
DNB Bank ASA
1,812,885
0.1
82,709
Equinor ASA
2,092,429
0.1
19,635
Gjensidige Forsikring ASA
367,286
0.0
8,683
Kongsberg Gruppen ASA
848,150
0.1
45,943
Mowi ASA
825,290
0.1
138,827
Norsk Hydro ASA
896,824
0.1
69,201
Orkla ASA
652,665
0.0
6,481
Salmar ASA
339,927
0.0
61,826
Telenor ASA
790,917
0.1
16,255
Yara International ASA
513,549
0.0
9,807,611
0.6
Poland : 0.0%
19,635
(2)
InPost SA
370,712
0.0
Portugal : 0.2%
309,776  EDP - Energias de
Portugal SA
1,412,828
0.1
45,879
Galp Energia SGPS SA
858,735
0.1
27,801  Jeronimo Martins SGPS
SA
545,900
0.0
2,817,463
0.2
Singapore : 1.4%
368,900  CapitaLand Ascendas
REIT
816,886
0.1
561,686  CapitaLand Integrated
Commercial Trust
923,234
0.1
231,100  CapitaLand Investment
Ltd./Singapore
558,747
0.0
196,660
DBS Group Holdings Ltd.
5,823,951
0.3
593,700
Genting Singapore Ltd.
402,434
0.0
208,491
(2)
Grab Holdings Ltd. - Class
A
792,266
0.1
143,800
Keppel Corp. Ltd.
738,653
0.0
334,300  Oversea-Chinese Banking
Corp. Ltd.
3,913,308
0.2
36,542
(2)
Sea Ltd., ADR
3,445,180
0.2
88,200
Sembcorp Industries Ltd.
379,148
0.0
147,000
Singapore Airlines Ltd.
775,999
0.1
84,600
Singapore Exchange Ltd.
749,619
0.0
153,300  Singapore Technologies
Engineering Ltd.
553,680
0.0
733,600  Singapore
Telecommunications Ltd.
1,844,573
0.1
124,800
United Overseas Bank Ltd.
3,115,254
0.2
188,600
Wilmar International Ltd.
489,156
0.0
25,322,088
1.4
South Korea : 0.0%
73,532
(1)(2)
DoubleUGames Co. Ltd. -
Class B
202,433
0.0
Spain : 2.8%
2,423
(1)
Acciona SA
343,768
0.0
18,129  ACS Actividades de
Construccion y Servicios
SA
836,784
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
7,404
(3)
Aena SME SA
$ 1,626,481
0.1
44,472
Amadeus IT Group SA
3,220,780
0.2
568,935
(1)
Banco Bilbao Vizcaya
Argentaria SA
6,145,801
0.4
537,043
Banco de Sabadell SA
1,140,538
0.1
1,529,550
Banco Santander SA
7,837,224
0.5
358,742
(1)
CaixaBank SA
2,140,957
0.1
52,306
(3)
Cellnex Telecom SA
2,120,636
0.1
30,636
(1)
EDP Renovaveis SA
534,563
0.0
31,355
Endesa SA
685,008
0.0
51,509
(1)
Ferrovial SE
2,213,709
0.1
29,285
(2)
Grifols SA
332,820
0.0
602,912
Iberdrola SA
9,320,520
0.5
107,683  Industria de Diseno Textil
SA
6,377,696
0.4
40,060
Red Electrica Corp. SA
778,811
0.0
120,178
Repsol SA
1,585,065
0.1
391,819
(1)
Telefonica SA
1,916,816
0.1
49,157,977
2.8
Sweden : 3.3%
25,657
AddTech AB - Class B
769,173
0.1
28,562
Alfa Laval AB
1,373,146
0.1
98,944
Assa Abloy AB - Class B
3,333,414
0.2
265,160
Atlas Copco AB - Class A
5,138,910
0.3
154,085
Atlas Copco AB - Class B
2,643,768
0.2
35,622
(1)
Beijer Ref AB
586,469
0.0
27,000
Boliden AB
916,351
0.1
65,056
Epiroc AB - Class A
1,409,078
0.1
38,497
Epiroc AB - Class B
730,010
0.1
36,872
(1)
EQT AB
1,265,740
0.1
60,149
Essity AB - Class B
1,876,871
0.1
17,775
(3)
Evolution AB
1,748,226
0.1
65,068
(1)(2)
Fastighets AB Balder
572,226
0.0
22,456
Getinge AB - Class B
483,291
0.0
56,364
(1)
H & M Hennes & Mauritz
AB - Class B
959,970
0.1
204,955
(1)
Hexagon AB - Class B
2,207,585
0.1
7,483
(1)
Holmen AB - Class B
323,980
0.0
34,612
(1)
Husqvarna AB - Class B
242,447
0.0
12,147  Industrivarden AB - Class
A
449,237
0.0
15,794  Industrivarden AB - Class
C
581,590
0.0
26,974
Indutrade AB
839,430
0.1
14,536
(1)
Investment AB Latour -
Class B
454,150
0.0
170,863
Investor AB - Class B
5,265,351
0.3
7,461
(1)
L E Lundbergforetagen AB
- Class B
427,282
0.0
23,012
Lifco AB - Class B
757,870
0.1
149,605
(1)
Nibe Industrier AB - Class
B
819,936
0.1
31,620
Saab AB - Class B
673,839
0.0
21,693
Sagax AB - Class B
617,793
0.0
105,255
(1)
Sandvik AB
2,355,306
0.1
48,550
(1)
Securitas AB - Class B
616,335
0.0
156,652  Skandinaviska Enskilda
Banken AB - Class A
2,398,065
0.1
33,589
(1)
Skanska AB - Class B
700,172
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
33,648
SKF AB - Class B
$ 670,231
0.0
59,824
(1)
Svenska Cellulosa AB
SCA - Class B
872,190
0.1
143,987  Svenska Handelsbanken
AB - Class A
1,479,027
0.1
83,811
Swedbank AB - Class A
1,778,944
0.1
19,240
(1)(2)
Swedish Orphan Biovitrum
AB
619,493
0.0
52,942
(1)
Tele2 AB - Class B
598,969
0.0
273,857
(1)
Telefonaktiebolaget LM
Ericsson - Class B
2,069,388
0.1
232,900
Telia Co. AB
753,106
0.1
21,137
Trelleborg AB - Class B
813,582
0.1
19,659
Volvo AB - Class A
524,946
0.0
156,809
Volvo AB - Class B
4,147,943
0.2
57,864,830
3.3
Switzerland : 10.3%
156,123
ABB Ltd., Reg
9,057,575
0.5
16,627
Adecco Group AG
567,053
0.0
49,329
Alcon, Inc.
4,936,858
0.3
3,313
(1)
Bachem Holding AG
279,291
0.0
4,295
(1)
Baloise Holding AG, Reg
878,300
0.1
2,957
(1)
Banque Cantonale
Vaudoise
305,410
0.0
352
(1)
Barry Callebaut AG
651,707
0.0
2,073
BKW AG
375,914
0.0
11  Chocoladefabriken Lindt &
Spruengli AG
1,401,076
0.1
97
(1)
Chocoladefabriken Lindt &
Spruengli AG - Class PC
1,251,293
0.1
53,069  Cie Financiere Richemont
SA
8,427,585
0.5
21,182
(1)
Clariant AG
321,037
0.0
21,532  Coca-Cola HBC AG -
Class DI
767,666
0.0
18,359
DSM-Firmenich AG
2,533,680
0.2
8,990
Dufry AG, Reg
380,507
0.0
693
EMS-Chemie Holding AG
582,281
0.0
5,871
(2)
Galderma Group AG
545,236
0.0
3,300
Geberit AG, Reg
2,154,260
0.1
912
Givaudan SA, Reg
5,003,731
0.3
1,023,756
Glencore PLC
5,862,704
0.3
3,664
(1)
Helvetia Holding AG
633,617
0.0
51,453
Holcim AG
5,038,940
0.3
20,336
Julius Baer Group Ltd.
1,226,341
0.1
4,768
(1)
Kuehne + Nagel
International AG
1,302,706
0.1
15,380
Logitech International SA
1,377,445
0.1
7,130
Lonza Group AG
4,524,582
0.3
258,639
Nestle SA
25,991,263
1.5
194,565
Novartis AG, Reg
22,402,678
1.3
2,240  Partners Group Holding
AG
3,377,196
0.2
69,355
Roche Holding AG
22,194,796
1.3
3,160  Roche Holding AG - Class
BR
1,081,852
0.1
40,420
Sandoz Group AG
1,684,419
0.1
4,019
Schindler Holding AG
1,179,593
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
2,318  Schindler Holding AG
(SCHN)
$ 659,258
0.0
15,190
SGS SA
1,696,136
0.1
30,189
(1)
SIG Group AG
673,061
0.0
15,050
Sika AG, Reg
4,988,556
0.3
5,003
Sonova Holding AG, Reg
1,802,058
0.1
11,019
Straumann Holding AG
1,802,436
0.1
5,194
Swatch Group AG
222,596
0.0
2,856
(1)
Swatch Group AG - Class
BR
612,403
0.0
2,836
Swiss Life Holding AG
2,373,047
0.1
7,632
Swiss Prime Site AG
855,347
0.1
29,775
Swiss Re AG
4,120,249
0.2
2,557
Swisscom AG, Reg
1,671,024
0.1
5,937
Temenos AG
415,673
0.0
324,679
UBS Group AG
10,046,883
0.6
2,665
(3)
VAT Group AG
1,362,878
0.1
14,448  Zurich Insurance Group
AG
8,728,904
0.5
180,329,101
10.3
United Kingdom : 13.7%
96,089
3i Group PLC
4,256,605
0.2
25,702
Admiral Group PLC
958,044
0.1
125,440
Anglo American PLC
4,077,523
0.2
43,169
Ashtead Group PLC
3,344,774
0.2
33,224  Associated British Foods
PLC
1,038,341
0.1
153,038
AstraZeneca PLC
23,841,281
1.4
88,471
(3)
Auto Trader Group PLC
1,028,493
0.1
265,815
Aviva PLC
1,721,623
0.1
299,130
BAE Systems PLC
4,966,186
0.3
1,457,327
Barclays PLC
4,378,666
0.3
136,067
Barratt Developments PLC
872,954
0.1
10,038  Berkeley Group Holdings
PLC
634,919
0.0
1,631,756
BP PLC
8,510,499
0.5
197,133  British American Tobacco
PLC
7,187,102
0.4
638,684
(1)
BT Group PLC
1,265,918
0.1
33,394
Bunzl PLC
1,581,510
0.1
524,051
Centrica PLC
819,691
0.1
20,383  Coca-Cola European
Partners PLC - USD
1,605,161
0.1
167,886
Compass Group PLC
5,382,380
0.3
13,095
Croda International PLC
739,898
0.0
219,463
Diageo PLC
7,665,833
0.4
18,040
Endeavour Mining PLC
426,922
0.0
62,730
Entain PLC
640,923
0.0
409,187
GSK PLC
8,331,477
0.5
721,211
Haleon PLC
3,773,742
0.2
37,477
Halma PLC
1,310,403
0.1
34,925  Hargreaves Lansdown
PLC
520,496
0.0
1,828,057
HSBC Holdings PLC
16,399,568
0.9
80,580
Imperial Brands PLC
2,344,001
0.1
131,608
Informa PLC
1,447,364
0.1
16,016  InterContinental Hotels
Group PLC
1,744,148
0.1
15,932
Intertek Group PLC
1,101,499
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
163,319
J Sainsbury PLC
$ 646,311
0.0
254,427
JD Sports Fashion PLC
524,615
0.0
183,823
Kingfisher PLC
793,334
0.0
69,857  Land Securities Group
PLC
608,954
0.0
588,049  Legal & General Group
PLC
1,782,254
0.1
6,159,977  Lloyds Banking Group
PLC
4,843,550
0.3
47,201  London Stock Exchange
Group PLC
6,462,348
0.4
223,234
M&G PLC
619,220
0.0
129,888
Melrose Industries PLC
793,820
0.0
475,001
National Grid PLC
6,565,953
0.4
656,155
NatWest Group PLC
3,037,580
0.2
11,857
Next PLC
1,553,228
0.1
59,964
Pearson PLC
815,175
0.1
31,574
Persimmon PLC
694,815
0.0
68,829  Phoenix Group Holdings
PLC
515,549
0.0
68,905  Reckitt Benckiser Group
PLC
4,215,903
0.2
184,297
RELX PLC
8,701,840
0.5
249,215
Rentokil Initial PLC
1,218,631
0.1
111,286
Rio Tinto PLC
7,899,941
0.5
839,579
(2)
Rolls-Royce Holdings PLC
5,942,123
0.3
99,045
Sage Group PLC
1,360,507
0.1
79,133
Schroders PLC
370,798
0.0
126,827
Segro PLC
1,486,478
0.1
26,644
Severn Trent PLC
943,292
0.1
622,057
Shell PLC
20,180,641
1.2
86,313
Smith & Nephew PLC
1,339,659
0.1
34,066
Smiths Group PLC
765,568
0.0
7,267  Spirax-Sarco Engineering
PLC
732,551
0.0
107,944
SSE PLC
2,720,669
0.2
214,120
Standard Chartered PLC
2,270,955
0.1
349,448
Taylor Wimpey PLC
768,676
0.0
683,708
Tesco PLC
3,282,699
0.2
246,285
Unilever PLC
15,967,492
0.9
67,314
United Utilities Group PLC
943,765
0.1
2,231,012
Vodafone Group PLC
2,235,919
0.1
18,112
Whitbread PLC
760,317
0.0
65,756
(2)
Wise PLC - Class A
591,255
0.0
106,472
WPP PLC
1,090,641
0.1
239,964,970
13.7
United States : 0.0%
21,845
(1)
QIAGEN NV
987,482
0.0
Total Common Stock
(Cost $1,465,531,290)
1,724,307,820
98.2
PREFERRED STOCK : 0.4%
Germany : 0.4%
5,785  Bayerische Motoren
Werke AG
480,082
0.0
11,241
(3)
Dr Ing hc F Porsche AG
898,315
0.1
16,708
Henkel AG & Co. KGaA
1,570,552
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Germany (continued)
15,116  Porsche Automobil
Holding SE
$ 692,572
0.0
2,587
Sartorius AG
727,413
0.1
20,356
Volkswagen AG
2,162,066
0.1
6,531,000
0.4
Total Preferred Stock
(Cost $7,877,564)
6,531,000
0.4
Total Long-Term
Investments
(Cost $1,473,408,854)
1,730,838,820
98.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.3%
Repurchase Agreements : 3.6%
14,916,260
(4)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2024, 5.350%, due
10/01/2024 (Repurchase
Amount $14,918,446,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
7.000%, Market Value
plus accrued interest
$15,214,585, due
06/01/28-07/15/59)
14,916,260
0.8
14,921,384
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $14,923,428,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$15,219,812, due
05/01/26-08/20/74)
14,921,384
0.8
14,921,384
(4)
CF Secured LLC,
Repurchase Agreement
dated 09/30/2024,
5.000%, due 10/01/2024
(Repurchase Amount
$14,923,428,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$15,219,812, due
05/15/27-07/20/73)
14,921,384
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,419,412
(4)
Clear Street LLC,
Repurchase Agreement
dated 09/30/2024,
5.020%, due 10/01/2024
(Repurchase Amount
$2,419,745, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$2,467,570, due
07/31/25-08/01/54)
$ 2,419,412
0.1
14,921,384
(4)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $14,923,428,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$15,219,812, due
07/15/28-09/01/54)
14,921,384
0.9
963,381
(4)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
09/30/2024, 4.860%, due
10/01/2024 (Repurchase
Amount $963,509,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value plus
accrued interest $982,649,
due 10/31/24-09/20/54)
963,381
0.1
Total Repurchase
Agreements
(Cost $63,063,205)
63,063,205
3.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.7%
12,484,000
(5)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.830%
(Cost $12,484,000) $ 12,484,000 0.7
Total Short-Term
Investments
(Cost $75,547,205)
$ 75,547,205
4.3
Total Investments in
Securities
(Cost $1,548,956,059) $ 1,806,386,025 102.9
Liabilities in Excess of
Other Assets (50,775,609) (2.9)
Net Assets $ 1,755,610,416 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 20.3%
Industrials 17.1
Health Care 13.2
Consumer Discretionary 10.8
Information Technology 8.6
Consumer Staples 8.6
Materials 6.7
Communication Services 4.2
Energy 3.5
Utilities 3.4
Real Estate 2.2
Short-Term Investments 4.3
Liabilities in Excess of Other Assets (2.9)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 129,904,080 $ — $ 129,904,080
Austria — 4,105,692 — 4,105,692
Belgium 648,329 13,626,868 — 14,275,197
Chile — 1,049,300 — 1,049,300
Denmark — 58,369,578 — 58,369,578
Finland — 18,003,310 — 18,003,310
France 716,045 193,206,026 — 193,922,071
Germany — 148,779,810 — 148,779,810
Hong Kong 1,142,179 35,447,843 — 36,590,022
Ireland 1,813,888 12,316,009 — 14,129,897
Israel 7,201,403 6,228,236 — 13,429,639
Italy — 43,821,204 — 43,821,204
Japan — 388,358,070 — 388,358,070
Jordan — 418,085 — 418,085
Luxembourg — 2,797,771 — 2,797,771
Macao — 600,361 — 600,361
Netherlands 9,317,173 75,050,550 — 84,367,723
New Zealand 1,039,754 3,521,589 — 4,561,343
Norway 1,498,130 8,309,481 — 9,807,611
Poland — 370,712 — 370,712
Portugal 545,900 2,271,563 — 2,817,463
Singapore 4,237,446 21,084,642 — 25,322,088
South Korea — 202,433 — 202,433
Spain — 49,157,977 — 49,157,977
Sweden 3,848,439 54,016,391 — 57,864,830
Switzerland 545,236 179,783,865 — 180,329,101
United Kingdom 1,605,161 238,359,809 — 239,964,970
United States — 987,482 — 987,482
Total Common Stock 34,159,083 1,690,148,737 — 1,724,307,820
Preferred Stock — 6,531,000 — 6,531,000
Short-Term Investments 12,484,000 63,063,205 — 75,547,205
Total Investments, at fair value $ 46,643,083 $ 1,759,742,942 $ — $ 1,806,386,025
Other Financial Instruments+
Futures 318,501 — — 318,501
Total Assets $ 46,961,584 $ 1,759,742,942 $ — $ 1,806,704,526
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
At September 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 168 12/20/24 $ 20,897,520 $ 318,501
$ 20,897,520 $ 318,501
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 318,237,059
Gross Unrealized Depreciation (60,807,094)
Net Unrealized Appreciation $ 257,429,965